Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of allocations of services from Lilly to the Company

          The allocations of services from Lilly to us were reflected as follows in the unaudited condensed consolidated and combined statements of operations:

	Nine Months Ended September 30,

	2018	2017

Cost of sales	$21.8	$23.0
Research and development	2.2	2.1
Marketing, selling and administrative	81.2	82.7

Total	$105.2	$107.8

	2017	2016	2015
Cost of sales	$31.8	$32.5	$25.9
Research and development	2.8	2.3	6.3
Marketing, selling and administrative	117.1	110.5	123.8
Total	$151.7	$145.3	$156.0